Non-current derivative financial liabilities - Narrative (Details) oz in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2024 USD ($)	May 31, 2024 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2015 USD ($) oz	Dec. 31, 2024
Amending Agreement
Disclosure of detailed information about financial instruments [line items]
Gain on extinguishment of FVTPL liability		$ 42.3
Rainy River
Disclosure of detailed information about financial instruments [line items]
Transaction price allocated to remaining performance obligations				$ 175.0
Gold stream obligation, rate of gold production to be delivered for initial threshold				6.50%
Gold stream obligation initial threshold quantity (in ounces) | oz				230
Gold stream obligation rate of gold production to be delivered after initial threshold				3.25%
Gold stream obligation, rate of silver production to be delivered for initial threshold				60.00%
Gold stream obligation, silver production, initial threshold quantity (in ounces) | oz				3,100
Gold stream obligation, rate of silver production to be delivered after initial threshold				30.00%
Average spot rate of gold or silver				25.00%
Term of the agreement				40 years
New Afton
Disclosure of detailed information about financial instruments [line items]
Gain on extinguishment of FVTPL liability		$ 42.3
Ontario Teachers' Pension Plan | Original Agreement
Disclosure of detailed information about financial instruments [line items]
Cash payments	$ 42.6
Ontario Teachers' Pension Plan | Amending Agreement
Disclosure of detailed information about financial instruments [line items]
Free cash flow interest		19.90%
Cash payments		$ 255.0
Transaction costs		2.5
Contingent obligation		$ 20.0
Ontario Teachers' Pension Plan | New Afton
Disclosure of detailed information about financial instruments [line items]
Free cash flow interest					46.00%
Ontario Teachers' Pension Plan | New Afton | Original Agreement
Disclosure of detailed information about financial instruments [line items]
Free cash flow interest			46.00%
Proceeds received			$ 300.0
Cash payments	$ 42.6
Ontario Teachers' Pension Plan | New Afton | Amending Agreement
Disclosure of detailed information about financial instruments [line items]
Free cash flow interest		19.90%
Cash payments		$ 255.0